Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiaries and Consolidated VIE [Line Items]
Schedule of Company’s Major Subsidiaries and Consolidated VIE

As of December 31, 2024, the Company’s major subsidiaries and consolidated VIE are as follows:

Name	Date of Incorporation	Place of incorporation	Percentage of beneficial ownership for purposes of accounting	Principal Activities
Wholly and Major owned subsidiaries
AI PLUS HOLDING LIMITED (“AI Plus”)	August 30, 2018	British Virgin Islands	100%	Investing holding company
Xiao-i Technology Limited (“Xiao-i Technology”)	December 17, 2018	Hong Kong	100%	Investing holding company
Zhizhen Artificial Intelligent Technology (Shanghai) Co. Ltd. (“Zhizhen Technology”) (“WFOE”)	February 21, 2019	PRC	100%	WFOE, a holding company

VIE
Shanghai Xiao-i Robot Technology Co., Ltd. (“Shanghai Xiao-i”)	August 27, 2009	PRC	100%	Internet technology development

Subsidiaries of VIE
Xiaoi Robot Technology (H.K) Ltd. (“Xiaoi Robot”)	June 3, 2016	Hong Kong	100%	Internet technology development
Guizhou Xiao-i Robot Technology Co., Ltd. (“Guizhou Xiao-i”)	July 18, 2016	PRC	70%	AI robot development

Variable Interest Entity [Member]
Subsidiaries and Consolidated VIE [Line Items]
Schedule of Consolidated Balance Sheets Information

Consolidated Balance Sheets Information

	As of December 31,
	2023	2024
Assets
Current assets:
Cash and cash equivalents	$890,365	$566,544
Restricted cash	20,676	-
Accounts receivable, net	28,326,985	55,522,880
Amounts due from related parties, current	-	13,587,536
Inventories	67,826	10,724
Contract costs	1,691,293	2,357,950
Advance to suppliers	1,134,529	3,205,098
Prepaid expenses and other current assets, net	1,665,653	413,579
Amount due from intercompany, current	748,183	2,063,000
Total current assets	34,545,510	77,727,311

Non-current assets:
Property and equipment, net	1,913,693	1,777,249
Intangible assets, net	212,445	140,366
Long-term investments	964,250	937,909
Right of use assets	173,879	66,913
Prepaid expenses and other non-current assets	3,710,351	3,558,515
Amount due from related parties, non current	13,859,350	-
Total non-current assets	20,833,968	6,480,952

TOTAL ASSETS	$55,379,478	$84,208,263

Liabilities
Current liabilities:
Short-term borrowings	$26,760,940	$32,879,865
Accounts payable	13,210,566	26,740,606
Amount due to related parties, current	704,947	67,068
Deferred revenue	1,654,145	2,385,228
Accrued expenses and other current liabilities	13,295,209	22,173,896
Lease liabilities, current	93,284	57,545
Amount due to intercompany, current	26,864,085	31,080,404
Total current liabilities	82,583,176	115,384,612

Non-current liabilities:
Amount due to related parties, non current	7,505,290	7,336,833
Accrued liabilities, non-current	5,153,803	4,508,695
Lease liabilities, non-current	61,471	-
Total non-current liabilities	12,720,564	11,845,528

TOTAL LIABILITIES	$95,303,740	$127,230,140

Schedule of Consolidated Statements of Operations and Comprehensive loss

Consolidated Statements of Operations and Comprehensive loss

	For the years ended December 31,
	2022	2023	2024
Net revenue	$48,184,958	$59,165,258	$71,030,671
Net loss	$(5,969,762)	$(24,030,102)	$(4,260,015)

Schedule of Consolidated Cash Flows Information

Consolidated Cash Flows Information

	For the years ended December 31,
	2022	2023	2024
Net cash used in operating activities	$(10,923,345)	$15,185,225	$(10,504,500)
Net cash used in investing activities	(107,122)	(16,842,456)	(465,451)
Net cash provided by financing activities	10,757,306	1,322,448	10,612,756
Effect of exchange rate changes	(12,435)	200,007	12,698
Net change in cash, cash equivalents and restricted cash	$(285,596)	$(134,776)	$(344,497)